Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other investments
Other investments	SFr 5,518	SFr 5,826
Accumulated depreciation, real estate held for investment	28	32	SFr 35
Impairment charges	0	0	1
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	20	9
Equity method investments
Other investments
Other investments	1,619	1,644
Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,213	3,317
of which at net asset value
Other investments
Other investments	73	54
of which at measurement alternative
Other investments
Other investments	368	347
of which at fair value
Other investments
Other investments	2,726	2,869
of which at cost less impairment
Other investments
Other investments	46	47
Real estate held for investment
Other investments
Other investments	99	76
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	20	6
Life finance instruments
Other investments
Other investments	587	789
Bank
Other investments
Other investments	5,463	5,788
Accumulated depreciation, real estate held for investment	24	28	31
Impairment charges	0	0	SFr 1
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	20	9
Bank | Equity method investments
Other investments
Other investments	1,618	1,636
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,212	3,315
Bank | of which at net asset value
Other investments
Other investments	72	53
Bank | of which at measurement alternative
Other investments
Other investments	366	345
Bank | of which at fair value
Other investments
Other investments	2,727	2,869
Bank | of which at cost less impairment
Other investments
Other investments	47	48
Bank | Real estate held for investment
Other investments
Other investments	46	48
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	20	6
Bank | Life finance instruments
Other investments
Other investments	SFr 587	SFr 789